FIXED ASSETS - NET	12 Months Ended
Dec. 31, 2013
FIXED ASSETS - NET
7.	FIXED ASSETS – NET

Fixed assets consist of the following:

	As of December 31,
	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)
Buildings	1,181,044	1,227,249	202,727
Plant and machinery	3,787,272	3,931,239	649,394
Furniture, fixtures and office equipment	83,330	84,407	13,943
Computer software	28,107	30,710	5,073
Motor vehicles	16,778	15,557	2,571
Leasehold improvement	562	711	117

	5,097,093	5,289,873	873,825
Less: Accumulated depreciation	(990,487)	(1,413,888)	(233,558)

	4,106,606	3,875,985	640,267
Construction-in-progress	673,267	606,671	100,215

	4,779,873	4,482,656	740,482

Depreciation expenses were RMB213,146,000, RMB366,111,000 and RMB429,806,000 (US$70,998,893) for the years ended December 31, 2011, 2012 and 2013, respectively.

As of December 31, 2013, buildings with a net book value of RMB123,844,000 (US$20,457,571), and plant and machinery with a net book value of RMB323,982,000 (US$53,518,014), were pledged for short-term bank borrowings of RMB394,671,000 (US$65,195,005) and long-term bank borrowings of RMB973,065,000 (US$160,738,887) (Note 11). As of December 31, 2012, buildings with a net book value of RMB109,386,000, plant and machinery with a net book value of RMB364,783,000 were pledged for short-term bank borrowings of RMB498,148,000, and long-term bank borrowings of RMB1,169,480,000 (Note 11).